Income Taxes (Tables)	12 Months Ended
Oct. 30, 2016
Income Taxes
Schedule of components of provision for income taxes

(in thousands)	2016	2015	2014
Current:
U.S. Federal	$ 341,799	$ 299,557	$ 264,533
State	33,753	39,817	34,034
Foreign	6,819	10,526	7,759
Total current	382,371	349,900	306,326
Deferred:
U.S. Federal	40,456	18,451	8,756
State	3,770	1,070	873
Foreign	101	458	171
Total deferred	44,327	19,979	9,800
Total provision for income taxes	$ 426,698	$ 369,879	$ 316,126

Schedule of significant components of the deferred income tax liabilities and assets

	October 30,	October 25,
(in thousands)	2016	2015
Deferred tax liabilities:
Goodwill and intangible assets	$ (250,330)	$ (213,312)
Tax over book depreciation and basis differences	(98,628)	(94,496)
Other, net	(18,295)	(18,788)
Deferred tax assets:
Pension and post-retirement benefits	182,444	154,306
Employee compensation related liabilities	107,343	109,061
Marketing and promotional accruals	36,844	37,603
Other, net	46,845	48,432
Net deferred tax assets	$ 6,223	$ 22,806

Schedule of reconciliation of the statutory federal income tax rate to the effective tax rate

	2016	2015	2014
U.S. statutory rate	35.0%	35.0%	35.0%
State taxes on income, net of federal tax benefit	2.1	2.7	2.8
Domestic production activities deduction	(2.8)	(2.6)	(2.7)
Foreign tax credit	(0.9)	–	–
All other, net	(1.0)	(0.1)	(0.8)
Effective tax rate	32.4%	35.0%	34.3%

Schedule of changes in the unrecognized tax benefits, excluding interest and penalties

(in thousands)
Balance as of October 26, 2014	$ 22,608
Tax positions related to the current period:
Increases	2,920
Tax positions related to prior periods:
Increases	1,629
Decreases	(796)
Settlements	(2,839)
Decreases related to a lapse of applicable statute of limitations	(2,185)
Balance as of October 25, 2015	$ 21,337
Tax positions related to the current period:
Increases	3,587
Tax positions related to prior periods:
Increases	9,723
Decreases	(3,913)
Settlements	(1,273)
Decreases related to a lapse of applicable statute of limitations	(2,072)
Balance as of October 30, 2016	$ 27,389